Subsequent Events (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2024	Dec. 31, 2023	Mar. 31, 2023
Subsequent Events [Line Items]
Equity value (in Dollars)		$ 250
Outstanding shares, percentage		5.00%
Maximum [Member]
Subsequent Events [Line Items]
shares outstanding perentage		90.00%
Minimum [Member]
Subsequent Events [Line Items]
shares outstanding perentage		10.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary Share issued			70,430
Forecast [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary Share issued	1,796,934
Ordinary share outstanding	1,796,934
CGY Investments Limited [Member] | Forecast [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares	401,537
CGY Investments Limited [Member] | Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares	533,575
DSF Investment Holdings Limited [Member] | Forecast [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares	45,305
DSF Investment Holdings Limited [Member] | Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares	45,305